Note 21 - Related Party Transactions	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of related party [text block]

21. RELATED PARTY TRANSACTIONS

a.	Equity Interests in Subsidiaries

Alterity Therapeutics Limited owns 100% of its subsidiaries, Alterity Therapeutics Inc. and Alterity Therapeutics UK Ltd.

b.	Key Management Personnel Remuneration

The Directors of Alterity during the 2026 financial year:

Mr. Julian Babarczy, Independent Chairman (appointed November 21, 2025)
Dr. David Stamler, Chief Executive Officer (full year) and Managing Director (appointed November 21, 2025)
Mr. Lawrence Gozlan, Non-Executive Director
Mr. Peter Marks, Independent Non-Executive Director
Ms. Ann Cunningham, Independent Non-Executive Director (appointed April 17, 2026)
Mr. Geoffrey Kempler, Chairman (resigned November 21, 2025)
Mr. Brian Meltzer, Non-Executive Director (resigned November 21, 2025)

The Key Management Personnel of the Group during the year:

Dr. David Stamler, Chief Executive Officer (full year) and Managing Director (appointed November 21, 2025)

Remuneration of all key management personnel of the Group is determined by the Board of Directors following recommendation by the Remuneration Committee.

The Group is committed to remunerating senior executives in a manner that is market competitive and consistent with ‘best practice’ including the interests of shareholders. Remuneration packages are based on fixed and variable components, determined by the executive’s position, experience and performance, and may be satisfied via cash or equity.

Please refer to Note 19 for Key Management Personnel Remuneration detail.

c.	Consultancy Agreements

$150,000 for corporate advisory fees was paid to an associate entity of Mr. Lawrence Gozlan for business advisory services including investor relations and business development in the year ended June 30, 2026. According to the terms of the consulting services agreement, a further maximum of $100,000 is payable in the next fiscal year.

$143,650 for corporate advisory fees was paid to an associate entity of Mr Geoffrey Kempler for business advisory services including investor relations, marketing and business development in the year ended June 30, 2026.